Earnings per share - Earnings per share, basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary Shares
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	$ 0.0238	$ 0.8778	$ (0.1310)
Diluted earnings (loss) per share (USD per share)	0.0232	0.8585	(0.1310)
American Depositary Share
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	0.14	5.27	(0.79)
Diluted earnings (loss) per share (USD per share)	$ 0.14	$ 5.15	$ (0.79)